Fair Value - Additional Information (Detail) - Expected dividends	Sep. 30, 2022	Dec. 31, 2021	Mar. 08, 2021	Dec. 31, 2020	Dec. 31, 2019
Redeemable Convertible Preferred Stock Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input			0	0	0
Sponsor Earn-out Liability
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0	0	0